Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Statements of Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Total interest income	$ 12,280	$ 12,081	$ 11,487	$ 11,176	$ 10,995	$ 10,554	$ 10,218	$ 9,884	$ 47,024	$ 41,651
Total interest expense	2,225	2,208	2,145	2,189	2,015	1,932	1,849	1,864	8,767	7,660
Net interest income	10,055	9,873	9,342	8,987	8,980	8,622	8,369	8,020	38,257	33,991
Gains on sales of securities									424	28
Gain on repurchase of subordinated debt									2,264	0
Other expenses									1,842	1,719
Provision for income taxes	1,765	1,613	1,624	2,255	1,315	1,294	1,182	1,020
Net income	$ 3,160	$ 3,020	$ 2,824	$ 4,205	$ 2,639	$ 2,551	$ 2,428	$ 1,939	13,209	9,557
Parent Company Only
Condensed Financial Statements, Captions [Line Items]
Total interest income									6,964	1,893
Total interest expense									265	289
Net interest income									6,699	1,604
Gains on sales of securities									177	0
Gain on repurchase of subordinated debt									994	0
Rental income									326	0
Other expenses									245	20
Income before provision for income taxes and equity in undistributed net income of subsidiary									7,951	1,584
Provision for income taxes									550	159
Income before provision for income taxes and equity in undistributed net income of subsidiary									7,401	1,425
Equity in undistributed net income of subsidiary									5,808	8,132
Net income									$ 13,209	$ 9,557